Current and long-term debt 2019 DNB / GIEK Credit Facility (Details)	1 Months Ended	6 Months Ended
	Nov. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities		$ 381,657,000	$ 166,755,000
Cumulative positive net income		25.00%
Repayments of borrowings, classified as financing activities		$ 381,657,000	$ 166,755,000
Cumulative positive net income		25.00%
DNB /GIEK facility 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated tangible net worth		$ 1,000,000,000.0
Loan maximum borrowing capacity	$ 55,500,000
Borrowing, periodic payment amount	1,600,000	$ 1,000,000.0
Net debt to capitalization ratio		0.60
Net proceeds of equity issuance		50.00%
Loan maximum borrowing capacity	55,500,000
Borrowing, periodic payment amount	1,600,000	$ 1,000,000.0
Net debt to capitalization ratio		0.60
Consolidated tangible net worth		$ 1,000,000,000.0
Net proceeds of equity issuance		50.00%
DNB /GIEK facility 2019 [Member] | STI Sloane [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 31,900,000
Borrowings		31,900,000
KEXIM Credit Facility [Member] | STI Sloane [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities		17,400,000
Repayments of borrowings, classified as financing activities		17,400,000
DNB / GIEK credit facility 2019 (ECA facility) [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	47,200,000
Loan maximum borrowing capacity	47,200,000
Commercial bank tranche [Member] | DNB /GIEK facility 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	41,600,000
Loan maximum borrowing capacity	41,600,000
Commercial bank tranche [Member] | DNB /GIEK facility 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	5,600,000
Loan maximum borrowing capacity	5,600,000
Commercial facility [Member] | DNB /GIEK facility 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	8,300,000
Loan maximum borrowing capacity	$ 8,300,000
London Interbank Offered Rate (LIBOR) [Member] | DNB /GIEK facility 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.50%
Adjustment to interest rate basis	2.50%
Consolidated Liquidity Requirement - Scenario One [Member] | DNB /GIEK facility 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount		25,000,000.0
Covenant liquidity requirement amount		25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | DNB /GIEK facility 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel		500,000
Consolidated liquidity requirement per each chartered-in vessel		250,000
Consolidated liquidity requirement per each owned vessel		500,000
Consolidated liquidity requirement per each chartered-in vessel		$ 250,000
Borrowings, Financial Covenants, Period One [Member] | DNB /GIEK facility 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels		130.00%
Minimum ratio for fair value of vessels		130.00%
Borrowings, Financial Covenants, Period Two [Member] | DNB /GIEK facility 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels		135.00%
Minimum ratio for fair value of vessels		135.00%